BETTER 10K - CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 109,922		$ 317,959	$ 523,932	$ 938,319
Restricted cash	25,011		28,106	36,437	40,555
Mortgage loans held for sale, at fair value	290,580		248,826		1,854,435
Other receivables, net	15,238		16,285		54,162
Property and equipment, net	18,909		30,504		40,959	$ 27,454	$ 20,718
Right-of-use assets	24,934		41,979		56,970	65,889	0
Internal use software and other intangible assets, net	52,882		61,996		72,489
Goodwill	33,300		18,525	18,922	19,811		10,995
Derivative assets, at fair value	2,264		3,048		9,296
Prepaid expenses and other assets	67,260		66,572		90,998
Bifurcated derivative	237,667		236,603		0
Loan commitment asset	16,119		16,119		121,723
Total Assets	926,970		1,086,522		3,299,717	146,103	67,563
Liabilities
Warehouse lines of credit	146,482		144,049		1,667,917
Pre-Closing Bridge Notes	750,000		750,000		477,333
Corporate line of credit, net	118,584		144,403		149,022
Accounts payable and accrued expenses	108,175		88,983		133,256	134,729	123,849
Escrow payable	5,130		8,001		11,555
Derivative liabilities, at fair value	785		1,828		2,382
Convertible preferred stock warrants	2,830		3,096		31,997
Lease liabilities	35,879	$ 13,000	60,049		73,657	69,566	0
Total other liabilities	43,980		59,933		76,158	44,690	47,588
Total Liabilities	1,222,938		1,260,342		2,623,277	248,985	171,437
Commitments and contingencies (see Note 11)
Convertible preferred stock	436,280		436,280	436,280	436,280		409,688
Stockholders’ Equity (Deficit)
Common stock	10		10		10
Notes receivable from stockholders	(56,254)		(53,900)		(38,633)
Additional paid-in capital	642,551		626,628		571,501
Retained earnings	(1,316,823)		(1,181,415)		(292,613)	8,515	7,522
Accumulated other comprehensive loss	(1,732)		(1,423)		(105)
Total Stockholders’ Equity (Deficit)	(732,248)		(610,100)	$ (139,216)	240,160	$ 8,515	$ 49,326
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)	$ 926,970		$ 1,086,522		$ 3,299,717